Total Outstanding Warrants (Detail)	Jun. 30, 2013
Class of Warrant or Right [Line Items]
Strike Price	0.35
Warrants outstanding	28,315,612
Exercise Price 1
Class of Warrant or Right [Line Items]
Strike Price	3.45
Warrants outstanding	15,000
Exercise Price 2
Class of Warrant or Right [Line Items]
Strike Price	3.15
Warrants outstanding	20,000
Exercise Price 3
Class of Warrant or Right [Line Items]
Strike Price	1.40
Warrants outstanding	5,000
Exercise Price 4
Class of Warrant or Right [Line Items]
Strike Price	1.08
Warrants outstanding	2,500
Exercise Price 5
Class of Warrant or Right [Line Items]
Strike Price	0.60
Warrants outstanding	2,770,850
Exercise Price 6
Class of Warrant or Right [Line Items]
Strike Price	0.35
Warrants outstanding	19,745,313
Exercise Price 7
Class of Warrant or Right [Line Items]
Strike Price	0.32
Warrants outstanding	300,000
Exercise Price 8
Class of Warrant or Right [Line Items]
Strike Price	0.29
Warrants outstanding	4,926,949
Exercise Price 9
Class of Warrant or Right [Line Items]
Strike Price	0.26
Warrants outstanding	5,000
Exercise Price 10
Class of Warrant or Right [Line Items]
Strike Price	0.01
Warrants outstanding	525,000